Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 10, 2022 shares	Apr. 30, 2021 USD ($)	Sep. 30, 2024 shares	Sep. 30, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 shares	Oct. 18, 2024 USD ($)
Reverse stock split	50
Reverse stock split, description			As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.		As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.			As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split, shares | shares	50
Additional uncertain tax provisions								$ 0
Number of operating segments | Segment								1
Number of reportable segments | Segment								1
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares							17,013,787		28,625,352
Grant received from department of health and human services		$ 400,000
Cash balance of federal deposit insurance corporation							$ 250,000
Uninsured Portion Of Cash							11,727,000
Segment revenue							$ 0		$ 0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]							srt:ChiefExecutiveOfficerMember
Impairment of property and equipment							$ 0		0
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]							us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Business innovation research grant		$ 2,000,000
Grant income outstanding											$ 900,000
Recognized grant income							$ 58,000		$ 42,000
Restricted Stock Units [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares				2,000	66,000			66,000		78,000
Minimum [Member]
Property and equipment useful life								3 years
Minimum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property and equipment useful life							5 years
Maximum [Member]
Property and equipment useful life								7 years
Maximum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property and equipment useful life							7 years
Series C Preferred Share Warrants [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares				1,000	42,000	42,000		42,000		42,000
Series C Convertible Preferred Shares [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares				7,000	235,000	244,000		235,000		245,000
Stock options [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares			6,000	8,000	237,000	241,000		222,000		198,000
Warrant [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares			17,000	20,000	700,000	714,000		677,000		713,000